Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting [Abstract]
Revenue	$ 1,683,056	$ 1,351,713	$ 1,203,281
Costs and expenses	(1,458,601)	(1,201,394)	(1,037,448)
Corporate expenses	(82,047)	(73,838)	(96,345)
Depreciation and amortization	(99,519)	(117,202)	(141,051)
Transportation profit (loss)	42,889	(40,721)	(71,563)
Net profit for the year	903	(248,054)	(403,156)
Total assets	3,501,384	3,712,270	4,030,547
Total liabilities	1,700,360	1,893,172	1,783,139
Total capital expenditures	25,231	75,468	28,375
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	3,383,207	3,675,926	3,515,001
Total liabilities	1,525,078	1,747,028	1,348,145
Total capital expenditures	25,231	75,468	16,864
Operating Segments [Member] | Maritime Division [Member]
Segment reporting [Abstract]
Revenue	1,231,101	835,230	650,361
Costs and expenses	(1,120,565)	(793,982)	(564,000)
Depreciation and amortization	(19,063)	(17,580)	(30,043)
Transportation profit (loss)	91,473	23,668	56,318
Total assets	855,037	777,614	588,296
Total liabilities	531,477	580,455	292,197
Total capital expenditures	49	33,869	132
Operating Segments [Member] | Maritime Infrastructure Division [Member]
Segment reporting [Abstract]
Revenue	118,441	139,226	100,864
Costs and expenses	(79,775)	(82,563)	(70,919)
Depreciation and amortization	(7,625)	(7,978)	(11,721)
Transportation profit (loss)	31,041	48,685	18,224
Total assets	480,547	524,646	472,177
Total liabilities	88,104	129,823	70,901
Total capital expenditures	7,997	29,840	7,476
Operating Segments [Member] | Logistics, Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	160,977	223,760	313,014
Costs and expenses	(137,165)	(211,860)	(292,220)
Depreciation and amortization	(18,099)	(30,721)	(37,994)
Transportation profit (loss)	5,713	(18,821)	(17,200)
Total assets	1,587,204	1,759,330	1,915,007
Total liabilities	534,400	598,178	639,956
Total capital expenditures	148	11,705	5,137
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	172,537	153,497	139,042
Costs and expenses	(121,096)	(112,989)	(110,309)
Depreciation and amortization	(52,480)	(56,478)	(45,261)
Transportation profit (loss)	(1,039)	(15,970)	(16,528)
Total assets	460,419	614,336	539,521
Total liabilities	371,097	438,572	345,091
Total capital expenditures	17,037	0	4,086
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	0
Corporate expenses	(82,047)	(73,838)	(96,345)
Depreciation and amortization	(2,252)	(4,445)	(16,032)
Transportation profit (loss)	(84,299)	(78,283)	(112,377)
Total assets	118,177	36,344	515,546
Total liabilities	175,282	146,144	434,994
Total capital expenditures	0	0	11,511
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation profit (loss)	$ (41,986)	$ (207,333)	$ (331,593)